Liquidity, Financial Condition and Management's Plans (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Liquidity Financial Condition And Managements Plans
Net cash used in operating activities			$ (405,061)	$ (268,296)	$ (505,619)	$ (1,488,254)
Net loss	$ (305,732)	$ (216,688)	(564,231)	$ (381,623)	(826,420)	(45,464,569)
Cash	560,432		560,432		$ 52,117	$ 303,334
Working capital	$ 91,000		$ 91,000